BONDS AND NOTES ISSUED (Details) ¥ in Thousands, S/ in Thousands, Bs. in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
		Sep. 30, 2019	Dec. 31, 2019 BOB (Bs.)	Dec. 31, 2018 BOB (Bs.)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PEN (S/)	Mar. 31, 2018 PEN (S/)
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest							S/ 14,766,848		S/ 15,270,665
Interest payable							179,515		186,875
Notes and debentures issued							14,946,363		15,457,540
Senior Notes One [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis		Treasury of the United States of America's rate plus 40 basis points
Senior Notes Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			Treasury of the United States of America's rate plus 50 basis point
Subordinated bonds Third Program Four [Member]
Disclosure of bonds and notes issued [Line Items]
Issued amount | Bs.			Bs. 70,000
Senior Notes Six [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			Treasury of the United States of America plus 20 basis points
Fixed interest rate [member]
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest							953,700		1,307,115
Fixed interest rate [member] | Cash flow hedges
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest							444,372		577,390
Fixed interest rate [member] | Senior Notes One [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	[1]		Between 2.70 to 5.38
Borrowings Interest Payment Basis	[1]		Semi-annual
Borrowings, maturity	[1]		September 2020 / January 2025	September 2020
Issued amount | $	[1]					$ 1,074,628		$ 800,000
Notes And Debenture Issued Excluding Accrued Interest	[1]						3,464,199		2,671,647
Fixed interest rate [member] | Senior Notes Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	[2]		4.25
Borrowings Interest Payment Basis	[2]		Semi-annual
Borrowings, maturity	[2]		April 2023	April 2023
Issued amount | $	[2]					716,301		716,301
Notes And Debenture Issued Excluding Accrued Interest	[2]						2,318,975		2,348,651
Fixed interest rate [member] | Senior Notes Three [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	[3]		Between 4.65 to 4.85
Borrowings Interest Payment Basis	[3]		Semi-annual
Borrowings, maturity	[3]		October 2020 / September 2024	October 2020
Issued amount	[3]						2,900,000		2,000,000
Notes And Debenture Issued Excluding Accrued Interest	[3]						2,872,355		1,977,410
Fixed interest rate [member] | Senior Notes Four [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			Libor 3M + 100 pb
Borrowings Interest Payment Basis			Quarterly
Borrowings, maturity			March 2021	-
Issued amount | $						70,000
Notes And Debenture Issued Excluding Accrued Interest							231,738
Fixed interest rate [member] | Corporate bonds Fourth Program Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			Between 5.31 to 7.25
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			December 2021 / November 2022	December 2021/ November 2022
Issued amount							550,000		550,000
Notes And Debenture Issued Excluding Accrued Interest							527,868		529,515
Fixed interest rate [member] | Corporate bonds Fourth Program Three [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			7.16
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			-	June 2019
Issued amount							0		100,000
Notes And Debenture Issued Excluding Accrued Interest							0		100,000
Fixed interest rate [member] | Corporate bonds Fifth Program One [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			6.41
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			-	April 2019
Issued amount									172,870
Notes And Debenture Issued Excluding Accrued Interest									162,561
Fixed interest rate [member] | Corporate bonds Fifth Program Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			5.59
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			-	September 2019
Issued amount									150,000
Notes And Debenture Issued Excluding Accrued Interest									128,342
Fixed interest rate [member] | Corporate bonds Fifth Program Three [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			5.625
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			-	November 2019
Issued amount									138,410
Notes And Debenture Issued Excluding Accrued Interest									124,019
Fixed interest rate [member] | Subordinated bonds - BCP One [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			6.13
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			April 2027	April 2027
Issued amount | $						720,000		720,000
Notes And Debenture Issued Excluding Accrued Interest							2,383,860		2,436,615
Fixed interest rate [member] | Subordinated bonds - BCP Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			6.88
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			September 2026	September 2026
Issued amount | $						476,120		476,120
Notes And Debenture Issued Excluding Accrued Interest							1,549,702		1,559,869
Fixed interest rate [member] | Junior Subordinated bonds - BCP [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			9.75
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			-	November 2069
Issued amount | $								250,000
Notes And Debenture Issued Excluding Accrued Interest									840,543
Fixed interest rate [member] | Subordinated bonds First Program One [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			6.22
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			May 2027	May 2027
Issued amount							15,000		15,000
Notes And Debenture Issued Excluding Accrued Interest							15,000		15,000
Fixed interest rate [member] | Subordinated bonds First Program Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			6.97
Borrowings Interest Payment Basis			Quarterly
Borrowings, maturity			November 2026	November 2026
Issued amount | $						60,000		60,000
Notes And Debenture Issued Excluding Accrued Interest							198,840		201,933
Fixed interest rate [member] | Subordinated bonds Second Program One [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			8.50
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			May 2026	May 2026
Issued amount							100,000		100,000
Notes And Debenture Issued Excluding Accrued Interest							99,934		100,000
Fixed interest rate [member] | Subordinated bonds Second Program Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			7.22
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			June 2027	June 2027
Issued amount							30,000		30,000
Notes And Debenture Issued Excluding Accrued Interest							30,000		30,000
Fixed interest rate [member] | Negotiable certificate of deposit - Mibanco [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			Between 3.80 to 5.80
Borrowings Interest Payment Basis			Annual
Borrowings, maturity			January 2020 / January 2024	January 2019 / January 2024
Issued amount							2,998		2,998
Notes And Debenture Issued Excluding Accrued Interest							997		1,190
Fixed interest rate [member] | Corporate bonds Fifth Program Four [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			5.91
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			January 2020	January 2020
Issued amount							182,410		182,410
Notes And Debenture Issued Excluding Accrued Interest							182,061		167,649
Fixed interest rate [member] | Subordinated bonds Third Program One [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			6.19
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			-	December 2022
Issued amount									40,000
Notes And Debenture Issued Excluding Accrued Interest									39,862
Fixed interest rate [member] | Subordinated bonds Third Program Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			7.75
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			-	July 2024
Issued amount									88,009
Notes And Debenture Issued Excluding Accrued Interest									88,009
Fixed interest rate [member] | Subordinated bonds Third Program Three [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			6.25
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			August 2028	August 2028
Issued amount | Bs.			Bs. 70,000	Bs. 70,000
Notes And Debenture Issued Excluding Accrued Interest							33,816		34,418
Fixed interest rate [member] | Subordinated bonds Third Program Four [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			5.25
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			August 2022	August 2022
Issued amount | Bs.			Bs. 137,200	Bs. 137,200
Notes And Debenture Issued Excluding Accrued Interest							66,782		68,168
Fixed interest rate [member] | Senior Notes Five [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			0.42
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			August 2021	-
Issued amount | ¥					¥ 5,000,000
Notes And Debenture Issued Excluding Accrued Interest							151,888
Fixed interest rate [member] | Senior Notes Six [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			2.25
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			-	October 2019
Issued amount | $								300,000
Notes And Debenture Issued Excluding Accrued Interest									996,355
Fixed interest rate [member] | Corporate Bonds Fifth Program Five [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			4.59
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			July 2021	July 2021
Issued amount							70,770		70,770
Notes And Debenture Issued Excluding Accrued Interest							63,430		65,300
Fixed interest rate [member] | Corporate Bonds Fifth Program Six [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			4.88
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			October 2021	October 2021
Issued amount										S/ 42,200
Notes And Debenture Issued Excluding Accrued Interest							29,183		29,729
Fixed interest rate [member] | Corporate Bonds Fifth Program Seven [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			4.25
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			July 2022	-
Issued amount | $						109,310
Notes And Debenture Issued Excluding Accrued Interest							108,821
Fixed interest rate [member] | Corporate Bonds Fifth Program Eight [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			3.88
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			August 2022	-
Issued amount | $						42,660
Notes And Debenture Issued Excluding Accrued Interest							42,337
Two Thousand Twelve Series C Floating Rate [Member] | CCR Inc. MMT 100 - Secured notes [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			4.75
Borrowings Interest Payment Basis			Monthly
Borrowings, maturity			July 2022	July 2022
Issued amount | $						315,000		315,000
Notes And Debenture Issued Excluding Accrued Interest							385,253		543,896
Floating Interest Rate Member [Member] | Subordinated negotiable certificates - BCP [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			Libor
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			November 2021	November 2021
Issued amount | $						$ 2,960		$ 2,960
Notes And Debenture Issued Excluding Accrued Interest							S/ 9,809		S/ 9,984

[1]	(i) In september 2019, the Bank announced a repurchase offer and propose an exchange to the holders of senior notes of the US$ 800.0 million issued in september of 2010, managing to repurchase US$ 220.3 million and exchanging US$ 205.0 million with new senior notes, at market rates , whose terms and conditions are very similar to the previous issue. At the end of said offer, the Bank keeps a notional value payable amounting to US$374.6 million, which can be redeemed by the Bank in whole or in part, in any date, having as a penalty an interest rate equal to the Treasury of the United States of America’s rate plus 40 basis points.In the same way, in september 2019, the Bank issued senior notes of approximately US$700 million (that amount includes the US$205.0 million of the exchange mentioned in the paragraph before). The Bank can redeem all or part of the notes at any date, between October 11, 2021 and December 10, 2024, at a redemption price equal to or greater than : (i) 100 percent of the aggregate principal amount of the notes to be redeemed; and (ii) the sum of the present value of each remaining scheduled payment discounted at interest rate equal to the Treasury of the United States of America’s rate plus 20 basis points. From December 11, 2024 onwards, the Bank can redeem the total or part of the notes to a redemption price equal to 100 percent of the aggregate principal amount of the notes to be redeemed.The payment of principal will take place on the due date or when the Bank redeems the notes.At December 31, 2019, the Bank maintains a CCS which was designated as cash flows hedges of a part of senior notes in U.S Dollars subject to exchange rate risk for a notional amount of US$50.0 million, equivalent to S/165.7 million, see note 13(b). By means of the CCS, the cover part of senior notes was economically converted to soles.
[2]	(vi) The Bank can redeem the whole or part of the notes at any time, having a penalty of an interest rate equal to the Treasury of the United States of America plus 20 basis points. The payment of the principal amount has made in October of 2019.At December 31, 2018, the cash flows of the note issued in U.S. Dollars subject to exchange rate risk were covered by three CCS designated as a cash flow hedges, for a notional amount of US$ 300.0 million equivalent to S/1,011.9 million, see note 13(b). By means of the CCS, the note was economically converted to soles. This CCS matured in October of 2019.
[3]	(iii) In september 2019, the Bank announced a repurchase offer and propose an exchange to the holders of senior notes of the S/2,000 million issued in October of 2017, managing to repurchase S/291.2 million and exchanging S/1,308.8 million with new senior notes, at market rates, whose terms and conditions are very similar to the previous issue. At the end of said offer, the Bank keeps a notional value payable amounting to S/400.0 million, which can be redeemed by the Bank in whole or in part, as of October 15, 2020 without penalties.